Risk Management - Sensitivity analysis of financial instruments (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) $ / gal brazilianReal	Dec. 31, 2023 USD ($) $ / gal brazilianReal	Dec. 31, 2023 EUR (€) $ / gal brazilianReal	Dec. 31, 2022 BRL (R$) brazilianReal	Dec. 31, 2022 USD ($) brazilianReal	Dec. 31, 2022 EUR (€) brazilianReal	Dec. 31, 2021 brazilianReal
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	7.50%	7.50%	7.50%
Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	4.8413	4.8413	4.8413	5.2177	5.2177	5.2177	5.5805
Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.3516	5.3516	5.3516	5.5694	5.5694	5.5694	6.3210
Currency risk [member] | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	4.8413	4.8413	4.8413
Net exposure, exchange rate differences	R$ (26,426,674)	$ (5,458,590)		R$ (23,014,465)	$ (4,410,845)
Net exposure to HOA - changes in QAV prices	R$ 28,878,156			25,897,002
Currency risk [member] | Exposure to US$ | Devaluation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	2.4207	2.4207	2.4207
Effect on exchange rates variation	R$ 13,213,337
Currency risk [member] | Exposure to US$ | Devaluation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	3.6310	3.6310	3.6310
Effect on exchange rates variation	R$ 6,606,669
Currency risk [member] | Exposure to US$ | Appreciation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	7.2620	7.2620	7.2620
Effect on exchange rates variation	R$ (13,213,337)
Currency risk [member] | Exposure to US$ | Appreciation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.0516	6.0516	6.0516
Effect on exchange rates variation	R$ (6,606,669)
Currency risk [member] | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.3516	5.3516	5.3516
Net exposure, exchange rate differences	R$ 787,280		€ 147,111	741,095		€ 133,066
Net exposure to HOA - changes in QAV prices	R$ 0			R$ 0
Currency risk [member] | Exposure to € | Devaluation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	2.6758	2.6758	2.6758
Effect on exchange rates variation	R$ (393,640)
Currency risk [member] | Exposure to € | Devaluation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	4.0137	4.0137	4.0137
Effect on exchange rates variation	R$ (196,820)
Currency risk [member] | Exposure to € | Appreciation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	8.0274	8.0274	8.0274
Effect on exchange rates variation	R$ 393,640
Currency risk [member] | Exposure to € | Appreciation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.6895	6.6895	6.6895
Effect on exchange rates variation	R$ 196,820
Commodity price risk [member] | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	4.85	4.85	4.85
Net exposure to HOA - changes in QAV prices	R$ 5,890,485
Commodity price risk [member] | Devaluation by 50% | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	2.43	2.43	2.43
Effect on commodity prices variation	R$ 2,945,243
Commodity price risk [member] | Devaluation by 25% | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	3.64	3.64	3.64
Effect on commodity prices variation	R$ 1,472,621
Commodity price risk [member] | Appreciation by 50% | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	7.28	7.28	7.28
Effect on commodity prices variation	R$ (2,945,243)
Commodity price risk [member] | Appreciation by 25% | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	6.06	6.06	6.06
Effect on commodity prices variation	R$ (1,472,621)
Interest rate risk [member] | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	11.70%	11.70%	11.70%
Net exposure, changes in interest rate	R$ 674,747
Interest rate risk [member] | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure, changes in interest rate	R$ (93,687)
Interest rate risk [member] | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	5.60%	5.60%	5.60%
Interest rate risk [member] | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	5.30%	5.30%	5.30%
Net exposure, changes in interest rate	R$ (423,134)
Interest rate risk [member] | Devaluation by 50% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	5.80%	5.80%	5.80%
Effect on interest rates variation	R$ (39,205)
Interest rate risk [member] | Devaluation by 50% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ 2,618
Interest rate risk [member] | Devaluation by 50% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	2.80%	2.80%	2.80%
Interest rate risk [member] | Devaluation by 50% | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	2.70%	2.70%	2.70%
Effect on interest rates variation	R$ 11,297
Interest rate risk [member] | Devaluation by 25% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	8.70%	8.70%	8.70%
Effect on interest rates variation	R$ (19,602)
Interest rate risk [member] | Devaluation by 25% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ 1,309
Interest rate risk [member] | Devaluation by 25% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	4.20%	4.20%	4.20%
Interest rate risk [member] | Devaluation by 25% | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	4.00%	4.00%	4.00%
Effect on interest rates variation	R$ 5,648
Interest rate risk [member] | Appreciation by 50% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	17.50%	17.50%	17.50%
Effect on interest rates variation	R$ 39,205
Interest rate risk [member] | Appreciation by 50% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ (2,618)
Interest rate risk [member] | Appreciation by 50% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	8.40%	8.40%	8.40%
Interest rate risk [member] | Appreciation by 50% | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	8.00%	8.00%	8.00%
Effect on interest rates variation	R$ (11,297)
Interest rate risk [member] | Appreciation by 25% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	14.60%	14.60%	14.60%
Effect on interest rates variation	R$ 19,602
Interest rate risk [member] | Appreciation by 25% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ (1,309)
Interest rate risk [member] | Appreciation by 25% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	7.00%	7.00%	7.00%
Interest rate risk [member] | Appreciation by 25% | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	6.70%	6.70%	6.70%
Effect on interest rates variation	R$ (5,648)